Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	$ 117	$ 81
Net interest cost on net defined benefit liability	4	(3)
Defined benefit administrative expenses	2	3
Total expense	123	81
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	4	4
Net interest cost on net defined benefit liability	5	5
Total expense	9	9
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2
Net interest cost on net defined benefit liability	7	8
Defined benefit administrative expenses	1	2
Total expense	$ 10	$ 12